UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Courtney R. Taylor

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-05104

Registrant Name:  Capital World Bond Fund

Reporting Period:  07/01/2022 - 06/30/2023

Capital World Bond Fund

ALTERA INFRASTRUCTURE LP Meeting Date: NOV 01, 2022 Record Date: SEP 30, 2022 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 87901BAB8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Extraordinary Resolution as per Meeting Notice	Management	For	For
2	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	For	For

CHESAPEAKE ENERGY CORPORATION Meeting Date: JUN 08, 2023 Record Date: APR 10, 2023 Meeting Type: ANNUAL
Ticker: CHK Security ID: 165167735
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Domenic J. ("Nick") Dell'Osso, Jr.	Management	For	For
1b	Elect Director Timothy S. Duncan	Management	For	For
1c	Elect Director Benjamin C. Duster, IV	Management	For	For
1d	Elect Director Sarah A. Emerson	Management	For	For
1e	Elect Director Matthew M. Gallagher	Management	For	For
1f	Elect Director Brian Steck	Management	For	For
1g	Elect Director Michael A. Wichterich	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

DIEBOLD NIXDORF, INCORPORATED Meeting Date: JUN 28, 2023 Record Date: MAY 26, 2023 Meeting Type: WRITTEN CONSENT
Ticker: DBDQQ Security ID: 253651AD5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	For	For
2	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	Against

PARTY CITY HOLDINGS, INC. Meeting Date: MAY 09, 2023 Record Date: APR 03, 2023 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 702150AG8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	For	For
2	Opt Out Of The Third-party Release (for =opt Out, Against Or Abstain = Do Not Opt Out)	Management	For	Against

TALEN ENERGY SUPPLY LLC Meeting Date: DEC 09, 2022 Record Date: OCT 26, 2022 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 87422VAF5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (Select For To Accept The Plan, Select Against To Reject The Plan; Abstain Is Not A Valid Voting Option And Will Not Count)	Management	For	For
2	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	For

VENATOR FINANCE SARL Meeting Date: JUN 15, 2023 Record Date: MAY 12, 2023 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 9226APAA3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (For = Accept, Against = Reject) (Abstain Votes Do Not Count)	Management	None	For
2	Opt Out Of The Third-Party Releases (For =Opt Out, Against Or Abstain = Do Not Opt Out)	Management	None	Against

VENATOR MATERIALS LLC Meeting Date: JUN 15, 2023 Record Date: MAY 16, 2023 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 9226ALAA2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (for = Accept, Against = Reject)(abstain Votes Do Not Count)	Management	None	Did Not Vote
2	Opt Out of The Third-party Releases. (for =Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	Did Not Vote

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Principal Executive Officer

Date: August 28, 2023